Capitalization and Equity Structure (Schedule of Warrants Outstanding) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Nov. 30, 2013	Oct. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Issued	36,055,000		30,300,000	1,388,573
Merger/PPO Warrant Shares Exercised	(22,880,500)
Merger/PPO Warrant Shares Outstanding	13,795,861
Private Placement Agent [Member]
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Issued	3,030,000
Exercise price	1.00
Warrant term	5 years
Merger/PPO Warrant Shares Exercised
Merger/PPO Warrant Shares Outstanding	3,030,000
Bridge Warrants [Member]
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Issued	2,500,000
Exercise price	1.00	$ 1.00
Warrant term	3 years	3 years
Merger/PPO Warrant Shares Exercised	(125,000)
Merger/PPO Warrant Shares Outstanding	2,375,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Issued	30,300,000				22,755,500
Exercise price	2.00				$ 2.00
Warrant term	5 years
Merger/PPO Warrant Shares Exercised	(22,755,500)
Merger/PPO Warrant Shares Outstanding	7,544,500
Sr. Note Holder [Member]
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Issued	225,000
Exercise price	1.00
Warrant term	3 years
Merger/PPO Warrant Shares Exercised
Merger/PPO Warrant Shares Outstanding	225,000
Merger [Member]
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Outstanding	13,174,500
Pre Merger Warrants [Member]
Class of Warrant or Right [Line Items]
Merger/PPO Warrant Shares Outstanding	621,361